Lease liabilities - Rollforward of lease liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	R$ 12,520,812	R$ 12,106,621
Transfers	(205,978)
Lease liabilities	14,890,575	12,520,812	R$ 12,106,621
Current liabilities	3,497,665	2,272,349	1,585,233
Non-current liabilities	R$ 11,392,910	R$ 10,248,463	10,521,388
Lease without purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	7 years 10 months 13 days	7 years 10 months 20 days
Weighted average rate	21.00%	22.00%
Balances at the beginning of the period	R$ 11,663,143	R$ 11,046,134
Lease liabilities	R$ 13,724,647	R$ 11,663,143	11,046,134
Lease without purchase option: Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	4 years 11 months 26 days	2 years 1 month 13 days
Weighted average rate	9.00%	8.00%
Balances at the beginning of the period	R$ 57,278	R$ 72,230
Lease liabilities	R$ 71,869	R$ 57,278	72,230
Lease with purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	5 years 8 months 19 days	5 years 6 months 14 days
Weighted average rate	8.00%	14.00%
Balances at the beginning of the period	R$ 800,391	R$ 988,257
Lease liabilities	1,094,059	800,391	R$ 988,257
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	1,109,500	2,329,443
Contractual modifications	244,279	(5,701,928)
Payments	2,065,302	1,416,027
Interest incurred	(2,433,640)	(1,569,151)
Write-offs	(58,586)	(4,912)
Foreign currency exchange	912,210	3,638,464
Lease liabilities | Lease without purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	868,705	2,329,443
Contractual modifications	119,196	(5,327,038)
Payments	1,906,735	1,162,869
Interest incurred	(2,352,332)	(1,431,944)
Write-offs	(16,153)	(4,912)
Transfers	(205,978)
Foreign currency exchange	850,137	3,350,441
Lease liabilities | Lease without purchase option: Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	70,174	0
Contractual modifications	0	0
Payments	18,097	21,741
Interest incurred	(4,965)	(6,881)
Write-offs	(42,433)	0
Transfers	0
Foreign currency exchange	(18)	(92)
Lease liabilities | Lease with purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	170,621	0
Contractual modifications	125,083	(374,890)
Payments	140,470	231,417
Interest incurred	(76,343)	(130,326)
Write-offs	0	0
Transfers	0
Foreign currency exchange	R$ 62,091	R$ 288,115